STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Automatic increase in shares authorized based on percent of total shares outstanding on December 31st of the preceding calendar year.		4.00%
Outstanding, intrinsic value		$ 1,716
Exercisable intrinsic value		640
Unrecognized compensation cost		$ 885
Unrecognized compensation, weighted average amortization period		2 years 5 months 26 days
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)		621,022
Stock awards, contractual life (up to)	10 years